Temporary Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 06, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from the issuance of Series D Preferred Stock		$ 203		$ 700
Series D Convertible Preferred stock, shares outstanding		456,000		461,839
Series D Convertible Preferred Stock [Member]
Temporary equity, number of shares redeemed	203,000
Cumulative cash dividend rate	8.00%
Dividend price per share	$ 1.00
Cash dividend, description	Holders of shares of the Series D Preferred Stock are entitled to receive, cumulative cash dividends at the rate of 8% on $1.00 per share of the Series D Preferred Stock per annum (equivalent to $0.08 per annum per share)
Accrued dividend		$ 9
Trading price, price limit to be classified as temporary equity	$ 0.35
Preferred stock, increased par value	$ 1.29
Bifurcated redemption feature recognized	$ 171
Stock Purchase Agreement [Member] | Series D Convertible Preferred Stock [Member]
Temporary equity, number of shares to be issued	203,000
Proceeds from the issuance of Series D Preferred Stock	$ 203,000
Temporary equity, value of shares to be issued	$ 203
Series D Convertible Preferred stock, shares outstanding		456,000